Deposits, Prepayment and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Deposits, prepayment and other receivables consist of the following:

	April 30,	December 31,	December 31,
	2012	2012	2013
	HK$	HK$	HK$

Prepaid insurance	1,067	833	912
Prepaid electricity	380	426	11
Prepaid renovation	1,188	1,188	355
Rental deposits / prepaid rent	7,825	7,618	6,223
Deposit for the import processing arrangement	314	320	2,986
Loans to workers	5,506	5,217	8,348
Other receivables	2,181	18,260	7,333
Others	2,053	1,609	1,971
	20,514	35,471	28,139